Share Capital - Summary of the Company's RSUs, PSUs, and DSUs (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	164,704	0
Granted	142,043	166,963
Paid	0	0
Forfeited	(17,567)	(2,259)
Units, end of year	289,180	164,704
Units vested, end of year	0	0
PSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	875,739	744,081
Granted	320,256	379,289
Paid	(234,966)	(198,815)
Forfeited	(91,692)	(48,816)
Units, end of year	869,337	875,739
Units vested, end of year	0	0
DSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	275,950	306,459
Granted	37,147	44,806
Paid	(149,848)	(75,315)
Forfeited	0	0
Units, end of year	163,249	275,950
Units vested, end of year	163,249	275,950